Defined Benefit Pension Plans Schedule of Amounts Recognized in the Consolidated Balance Sheets (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Schedule of Amounts Recognized in the Consolidated Balance Sheets [Line Items]
Plan Assets in Other Long Term Assets	$ (449)	$ (412)
Current Portion of Pension Plan Liability in Wages and Benefits Payable	2,621	2,656
Long-term portion of pension plan liability	62,449	61,450
Net Penison Plan Benefit Liability	$ 64,621	$ 63,694